        As filed with the Securities and Exchange Commission on July 10, 2000.
                                                            File No. 333-66939
                                                                     811-06285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ___                               [ ]
         Post-Effective Amendment No. _6_                              [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. _67_                                  [X]

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                             Christopher M. Grinnell
                               Hartford Life, Inc.
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

    ___    immediately upon filing pursuant to paragraph (b) of Rule 485
    _X_    on July 17, 2000 pursuant to paragraph (b) of Rule 485
    ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___    on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(A) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                          CROSS REFERENCE SHEET
                         PURSUANT TO RULE 495(A)


       N-4 ITEM NO.                            PROSPECTUS HEADING
       -----------                             ------------------
1.    Cover Page                               Putnam Capital Manager Trust
                                               Separate Account

2.    Definitions                              Definitions

3.    Synopsis or Highlights                   Fee Table; Highlights

4.    Condensed Financial                      Yield Information
      Information

5.    General Description of                   General Contract Information
      Registrant

6.    Deductions                               Charges and Fees

7.    General Description of                   The Contract
      Annuity Contracts

8.    Annuity Period                           Annuity Payouts

9.    Death Benefit                            Death Benefits

10.   Purchases and Contract Value             Purchase and Contract Value

11.   Redemptions                              Surrenders

12.   Taxes                                    Federal Tax Considerations

13.   Legal Proceedings                        Legal Matters and Experts

14.   Table of Contents of the                 Table of Contents for the
      Statement of Additional                  Statement of Additional
      Information                              Information

15.   Cover Page                               Part B; Statement of Additional
                                               Information

16.   Table of Contents                        Table of Contents

17.   General Information and History          Summary

18.   Services                                 None

19.   Purchase of Securities                   Distribution of Contracts
      being Offered

20.   Underwriters                             Distribution of Contracts

21.   Calculation of Performance Data          Calculation of Yield and Return

22.   Annuity Payments                         Settlement Provisions

23.   Financial Statements                     Financial Statements

24.   Financial Statements and                 Financial Statements and
      Exhibits                                 Exhibits

25.   Directors and Officers of the            Directors and Officers of the
      Depositor                                Depositor

26.   Persons Controlled by or Under           Persons Controlled by or Under
      Common Control with the                  Common Control with the Depositor
      Depositor or Registrant                  or Registrant

27.   Number of Contract Owners                Number of Contract Owners

28.   Indemnification                          Indemnification

29.   Principal Underwriters                   Principal Underwriters

30.   Location of Accounts and                 Location of Accounts and
      Records                                  Records

31.   Management Services                      Management Services

32.   Undertakings                             Undertakings

                                  PARTS A AND B
                                  -------------


The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 6, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-66939), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated July 17, 2000 is included in Part A of this Post-Effective Amendment.

PUTNAM HARTFORD CAPITAL MANAGER: A
VARIABLE ANNUITY
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED JULY 17, 2000 TO THE PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account and underlying Fund will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Technology Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (as a percentage of net assets)

                                                                                                           TOTAL FUND
                                                                                                            OPERATING
                                                                                            OTHER           EXPENSES
                                                                                          EXPENSES       (INCLUDING ANY
                                                                 MANAGEMENT FEES       (INCLUDING ANY    WAIVERS AND ANY
                                                             (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)                   0.41%                  0.49%             0.90%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                  0.80%                  0.33%             1.13%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                   0.68%                  0.10%             0.78%
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                          0.65%                  0.18%             0.83%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                              0.65%                  0.12%             0.77%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                        0.61%                  0.12%             0.73%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                    0.46%                  0.04%             0.50%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                             0.70%                  0.20%             0.90%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                      0.70%                  0.13%             0.83%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                           0.65%                  0.07%             0.72%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                               0.60%                  0.07%             0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                 0.80%                  0.22%             1.02%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                      0.80%                  0.18%             0.98%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                      1.08%                  0.33%             1.41%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                            0.63%                  0.08%             0.71%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                         0.41%                  0.08%             0.49%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                    0.54%                  0.05%             0.59%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                            0.70%                  0.10%             0.80%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                            0.53%                  0.37%             0.90%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                         0.54%                  0.31%             0.85%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                  0.53%                  0.76%             1.29%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (1)                                       1.00%                  0.19%             1.19%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                          0.65%                  0.06%             0.71%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                0.65%                  0.10%             0.75%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                              0.53%                  0.04%             0.57%
------------------------------------------------------------------------------------------------------------------------

(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                       0.65%           0.49%          1.14%
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                         0.65%           0.31%          0.96%
--------------------------------------------------------------------------------------------------------

(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

EXAMPLE

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

                 If you surrender your Contract at the   If you annuitize your Contract at the   If you do not surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Putnam
   Technology      $76      $121       N/A        N/A      $76       $120      N/A        N/A      $76     $121      N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

                 If you surrender your Contract at the   If you annuitize your Contract at the   If you do not surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Putnam
   Technology      $78      $125       N/A        N/A      $77       $124      N/A        N/A      $78     $125      N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

HV-2601

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(2)

           (3)    (b)   Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

           (5)    Form of Application.(1)

           (6)    (a)   Certificate of Incorporation of Hartford.(3)

           (6)    (b)   Bylaws of Hartford.(1)

           (7)    Not applicable.

           (8)    Not applicable.

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

--------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

Item 25.     Directors and Officers of the Depositor

---------------------------------------------------------------------------
NAME                      POSITION WITH HARTFORD
---------------------------------------------------------------------------
David A. Carlson          Vice President
---------------------------------------------------------------------------
Peter W. Cummins          Senior Vice President
---------------------------------------------------------------------------
Bruce W. Ferris           Vice President
---------------------------------------------------------------------------
Timothy M. Fitch          Vice President and Actuary
---------------------------------------------------------------------------
Mary Jane B. Fortin       Vice President & Chief Accounting Officer
---------------------------------------------------------------------------
David T. Foy              Senior Vice President, Chief Financial Officer
                          and Treasurer, Director*
---------------------------------------------------------------------------
Lynda Godkin              Senior Vice President, General Counsel and
                          Corporate Secretary, Director*
---------------------------------------------------------------------------
Lois W. Grady             Senior Vice President
---------------------------------------------------------------------------
Stephen T. Joyce          Senior Vice President
---------------------------------------------------------------------------
Michael D. Keeler         Vice President
---------------------------------------------------------------------------
Robert A. Kerzner         Senior Vice President
---------------------------------------------------------------------------
Thomas M. Marra           President, Director*
---------------------------------------------------------------------------
Deanne Osgood             Vice President
---------------------------------------------------------------------------
Craig R. Raymond          Senior Vice President and Chief Actuary
---------------------------------------------------------------------------
Donald A. Salama          Vice President
---------------------------------------------------------------------------
Lowndes A. Smith          Chief Executive Officer, Director*
---------------------------------------------------------------------------
David M. Znamierowski     Senior Vice President and Chief Investment
                          Officer, Director*
---------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of April 29, 2000 there were 244,472 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

             (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two
               (QP Variable Account)
              Hartford Life Insurance Company - Separate Account Two
               (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two
               (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust
               Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
               Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate
               Account Three
              Hartford Life and Annuity Insurance Company - Separate Account
               Five
              Hartford Life and Annuity Insurance Company - Separate Account
               Six
              Hartford Life and Annuity Insurance Company - Separate Account
               Seven

              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two


             (b)  Directors and Officers of HSD

                  Name and Principal     Positions and Offices
                  Business Address       With  Underwriter
                  ----------------       -------------------
                  David A. Carlson       Vice President
                  Peter W. Cummins       Senior Vice President
                  David T. Foy           Treasurer
                  Lynda Godkin           Senior Vice President, General Counsel
                                         and Corporate Secretary
                  George R. Jay          Controller
                  Robert A. Kerzner      Executive Vice President
                  Thomas M. Marra        Executive Vice President, Director
                  Paul E. Olson          Supervising Registered Principal
                  Lowndes A. Smith       President and Chief Executive Officer,
                                         Director

                  Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

              (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

              (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

              (c) The Registrant hereby undertakes to deliver any Statement of
                  Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

              The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                               SIGNATURES
                               ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of July, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT (Registrant)


*By: Thomas M. Marra                    *By: /s/ Marianne O'Doherty
     --------------------------              ----------------------------
     Thomas M. Marra, President                  Marianne O'Doherty
                                                 Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     ---------------------------
     Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*                *By: /s/ Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer, Director*      ----------------------
Raymond P. Welnicki, Senior Vice President,                   Marianne O'Doherty
     Director*                                                Attorney-In-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                             Dated: July 10, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                           EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)      Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)      Copy of Power of Attorney.

(16)      Organizational Chart.